Convertible Notes Payable - Schedule of Convertible Notes Payable (Details) - Convertible Notes Payable [Member] - USD ($)	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Convertible Notes Payable - Schedule of Convertible Notes Payable (Details) [Line Items]
Outstanding Principal	$ 1,224,673	$ 1,235,370	$ 5,846,061
Less: Debt Discount		(19,212)
Total	1,224,673	1,216,158	$ 5,535,111
The March 13, 2024 Loan Agreement [Member]
Convertible Notes Payable - Schedule of Convertible Notes Payable (Details) [Line Items]
Outstanding Principal	$ 1,100,000	1,100,000
Interest Rate	10.00%
Conversion Price (in Dollars per share)	$ 8.5
Maturity Date	Sep 2025
Warrants Granted, Quantity (in Shares)
Warrants Granted, Exercise Price (in Dollars per share)
The First April 2nd Loan Agreement [Member]
Convertible Notes Payable - Schedule of Convertible Notes Payable (Details) [Line Items]
Outstanding Principal	$ 94,673	105,370
Interest Rate	18.00%
Conversion Price (in Dollars per share)	$ 2.5
Maturity Date	Sep 2025
Warrants Granted, Quantity (in Shares)	11,112
Warrants Granted, Exercise Price (in Dollars per share)	$ 5
The November 22, 2024 Loan Agreement [Member]
Convertible Notes Payable - Schedule of Convertible Notes Payable (Details) [Line Items]
Outstanding Principal	$ 30,000	$ 30,000
Interest Rate	18.00%
Conversion Price (in Dollars per share)	$ 1
Maturity Date	Sep 2025
Warrants Granted, Quantity (in Shares)	120,000
Warrants Granted, Exercise Price (in Dollars per share)	$ 0.87